EQUITY ANALYSTS INC.
                         REGISTERED INVESTMENT ADVISORS




                            ANALYSTS INVESTMENT TRUST

                                  ANNUAL REPORT

                                  July 31, 1997



                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND

                MESSAGE FROM THE FUND PRESIDENT/PORTFOLIO MANAGER
                -------------------------------------------------

ANALYSTS STOCK FUND
-------------------

This report covers the period August 1, 1996 through July 31, 1997. The total return of the Stock Fund from August 1, 1996 through July 31, 1997 was 35.47%. This compares to a 29.18% rate of return for the Dow Jones World-Global Index
(DJWG). Since inception of the Analysts Stock Fund (August 25, 1993), the average annual total return of the Analysts Stock Fund is 16.58% verses 12.22% for the DJWG.

The annual total return of the Analysts Stock Fund is higher than the DJWG for several reasons. The Analysts Stock Fund has a slightly larger percentage of U.S stocks than the DJWG and during this period the U.S. stock markets outperformed the international markets. The Analysts Stock Fund has a lower allocation to Japanese stocks, which during this period underperformed most of the world stock markets. The Analysts Stock Fund has also allocated more of its portfolio to sectors such as telecommunications, which have outperformed other sectors that are more heavily weighted in the DJWG. The strategy of the Analysts Stock Fund is to diversify between Large Capitalization, Small Capitalization, International, Real Estate Investment Trusts and Natural Resources Stocks. Research indicates that an allocation between these broad groups has provided the lowest possible volatility for a portfolio of stocks while still keeping stock market performance.

Interest rates and the growth of the world economy will be major factors in the performance of the stock markets. U.S. interest rates declined from May through November, 1996, rose slightly through the end of January 1997, then declined further through July 1997. The declining interest rates helped the performance of the U.S. stock markets. The U.S. stock markets have had an unprecedented six straight positive performance years. This has been fueled by a growing economy with low inflation and increasing productivity. The rest of 1997 should see an increase in volatility with some consolidation in the stock markets as corporate profits catch up to stock prices. There has been some economic turmoil in Southeast Asia, which presents opportunities to find good value. These markets should begin to recover in 1998 and show good investment returns.

ANALYSTS FIXED INCOME FUND
--------------------------

The total return of the Fixed Income Fund for the period August 1, 1996 through July 31, 1997 was 12.05%. This compares to a 8.45% rate of return for the Lehman Intermediate T-Bond Index (LITB) over the same period. Since inception of the Analysts Fixed Income Fund (August 25, 1993), the average annual return of the Analysts Fixed Income Fund was 4.79% verses 5.40% for the Lehman Intermediate T-Bond Index.

The Analysts Fixed Income Fund is diversified between Government Bonds, Corporate Bonds, Mortgage Backed Securities, Preferred Stocks, Global Bond Funds and Real Estate Investment Trust. The Fund's strategy is to remain broadly diversified to reduce our exposure in any one area and reduce our volatility. During 1996 U.S. interest rates declined from May through November 1996, rose slightly through the end of January 1997 and then declined further through July 1997. The declining interest rates helped the performance of the U.S. fixed income markets. The Analysts Fixed Income Fund has outperformed the LITB over the last twelve months due to our diversification and allocation to international and real estate investment trust sectors. The most appropriate average maturity for our bond portfolio is approximately 10 years. If the average maturity is too long then the volatility will be too high for the outlook on interest rate movements. If the average maturity is too low, then the yield on our portfolio will be too low.

Recently there has been concern that the Fed may have to raise short-term interest rates to combat a possible increase in the rate of future inflation. The Fed will probably raise short-term interest rates later on in 1997 or early 1998. Interest rates will not rise too much due to fiscal and monetary policies. The economy has grown with low inflation for several years now along with strong growth in corporate profits. Increasing productivity has kept prices low while wages and profits have risen. These factors have balanced the growth and low unemployment to keep prices stable. If the government can continue to reduce the deficit, the U.S. long term interest rates should not rise significantly for the rest of 1997 and early 1998.


Lee Manzler
President and Portfolio Manager
September 12, 1997

                              ANALYSTS STOCK FUND
                          GROWTH OF $10,000 INVESTMENT


           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING 7/31/97
                            SINCE INCEPTION: 16.58%


                          TOTAL RETURN FOR THE PERIOD
                         8/1/96 THROUGH 7/31/97: 35.47%

Analysts Stock Fund
-------------------
                          Analysts          Dow Jones World
Month/Year               Stock Fund              Index
----------               ----------              -----

July 1993                  10,000               10,000
August 1993                10,649               10,210
September 1993             10,796                9,978
October 1993               11,189               10,199
November 1993              10,821                9,559
December 1993              11,345                9,981
January 1994               11,835               10,658
February 1994              11,574               10,491
March 1994                 10,971               10,044
April 1994                 11,023               10,319
May 1994                   10,960               10,319
June 1994                  10,602               10,298
July 1994                  10,990               10,468
August 1994                11,353               10,694
September 1994             11,268               10,504
October 1994               11,369               10,711
November 1994              10,944               10,184
December 1994              10,982               10,239
January 1995               10,971               10,011
February 1995              11,161               10,118
March 1995                 11,450               10,577
April 1995                 11,706               10,933
May 1995                   12,024               11,014
June 1995                  12,214               10,981
July 1995                  12,641               11,485
August 1995                12,649               11,270
September 1995             12,888               11,499
October 1995               12,522               11,327
November 1995              12,899               11,669
December 1995              13,161               11,993
January 1996               13,366               12,215
February 1996              13,476               12,241
March 1996                 13,575               12,402
April 1996                 13,866               12,704
May 1996                   14,027               12,686
June 1996                  13,982               12,700
July 1996                  13,506               12,187
August 1996                13,781               12,319
September 1996             14,134               12,799
October 1996               14,278               12,816
November 1996              15,062               13,497
December 1996              15,074               13,263
January 1997               15,582               13,359
February 1997              15,847               13,501
March 1997                 15,626               13,185
April 1997                 15,977               13,543
May 1997                   16,803               14,402
June 1997                  17,329               15,056
July 1997                  18,299               15,744

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                           ANALYSTS FIXED INCOME FUND
                          GROWTH OF $10,000 INVESTMENT

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING 7/31/97
                             SINCE INCEPTION: 4.79%


                          TOTAL RETURN FOR THE PERIOD
                         8/1/96 THROUGH 7/31/97: 12.05%


Analysts Fixed Income Fund
--------------------------

                        Analysts Fixed       Dow Jones World
Month/Year               Income Fund             Index
----------              -------------            ------

July 1993                  10,000               10,000
August 1993                 9,885               10,034
September 1993              9,851               10,077
October 1993                9,850               10,091
November 1993               9,691               10,042
December 1993               9,699               10,085
January 1994                9,913               10,186
February 1994               9,787               10,054
March 1994                  9,454                9,912
April 1994                  9,450                9,844
May 1994                    9,432                9,854
June 1994                   9,259                9,860
July 1994                   9,423                9,983
August 1994                 9,398               10,012
September 1994              9,225                9,927
October 1994                9,082                9,934
November 1994               9,013                9,886
December 1994               9,151                9,882
January 1995                9,364               10,048
February 1995               9,620               10,244
March 1995                  9,648               10,296
April 1995                  9,783               10,471
May 1995                   10,216               10,767
June 1995                  10,246               10,839
July 1995                  10,218               10,839
August 1995                10,319               10,926
September 1995             10,425               10,997
October 1995               10,525               11,121
November 1995              10,683               11,258
December 1995              10,845               11,373
January 1996               10,976               11,473
February 1996              10,788               11,342
March 1996                 10,794               11,288
April 1996                 10,688               11,253
May 1996                   10,717               11,248
June 1996                  10,805               11,369
July 1996                  10,849               11,403
August 1996                10,875               11,408
September 1996             11,035               11,555
October 1996               11,250               11,744
November 1996              11,491               11,886
December 1996              11,512               11,826
January 1997               11,513               11,865
February 1997              11,610               11,879
March 1997                 11,412               11,814
April 1997                 11,526               11,945
May 1997                   11,664               12,037
June 1997                  11,816               12,141
July 1997                  12,156               12,368



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS

                           INDEPENDENT AUDITORS REPORT



To the Shareholders and
Board of Trustees
Analysts Investment Trust

We have audited the accompanying statement of assets and liabilities of the Analysts Investment Trust (comprising, respectively, the Stock Fund and the Fixed Income Fund), including the schedules of investments in securities as of July 31, 1997, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from inception (August 25, 1993) through July 31, 1994, were audited by other auditors whose report dated August 29, 1994, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Analysts Investment Trust as of July 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.



                                           Berge & Company LTD
Cincinnati, Ohio
September 11, 1997


ANALYSTS INVESTMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997


                                                                                  FIXED
                                                                   STOCK FUND   INCOME FUND
                                                                   ----------   -----------

ASSETS

Investment securities, at value
    Unaffiliated Issuers                                          $ 5,975,967   $ 3,872,355
    Repurchase Agreements                                             371,000
                                                                   -----------  -----------
                                                                    6,346,967     3,872,355
Receivable for investment securities sold                                 150
Dividends and interest receivable                                      11,556        47,336
Cash                                                                   39,774       109,993
                                                                  -----------   -----------

Total Assets                                                        6,398,297     4,029,834

LIABILITIES

Management fee payable                                                  9,805         4,862
                                                                  -----------   -----------

Total Liabilities                                                       9,805         4,862
                                                                  -----------   -----------

NET ASSETS                                                        $ 6,388,492   $ 4,024,972
                                                                  ===========   ===========

Net assets consist of:

Capital shares                                                    $ 4,704,944   $ 3,904,153
Accumulated undistributed net investment income                         1,319        17,770
Accumulated net realized gains (losses)
    from securities transactions                                       34,936       (33,375)
Net unrealized appreciation on investments                          1,647,293       136,424
                                                                  -----------   -----------

NET ASSETS                                                        $ 6,388,492   $ 4,024,972
                                                                  ===========   ===========

Net asset value, offering price, and redemption price per share   $     24.18   $     14.43
                                                                  ===========   ===========
Fund shares outstanding                                               264,162       278,864
                                                                  ===========   ===========




                See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1997


                                                                          FIXED
                                                          STOCK FUND    INCOME FUND
                                                          ----------    -----------

INVESTMENT INCOME:

Dividends                                                  $  146,681   $   78,875
Interest                                                       17,020      152,301
                                                           ----------   ----------

Total Investment Income                                       163,701      231,176

EXPENSES:

Management Fee                                                 92,420       48,746
                                                           ----------   ----------

NET INVESTMENT INCOME                                          71,281      182,430

REALIZED AND UNREALIZED GAINS (LOSSES)
    ON INVESTMENTS:

Net realized gains (losses) from security transactions         52,396         (752)
Net change in net unrealized appreciation on investments    1,331,388      192,392
                                                           ----------   ----------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
    ON INVESTMENTS                                          1,383,784      191,640
                                                           ----------   ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                 $1,455,065   $  374,070
                                                           ==========   ==========




                 See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1997

COMMON STOCK:  93.5%

Large Capitalization U.S. Stocks:         33.9%

     SHARES                                       MARKET VALUE
     ------                                       ------------
     2,000   Advanced Micro Devices*              $   70,125
       556   Allstate Corporation                     43,924
       500   Ameritech Corporation                    37,091
     1,100   Banc One Corporation                     61,737
       500   Bell Atlantic Corporation                39,909
       826   Bell South Corporation                   39,134
       800   Briggs & Stratton Corporation            40,550
     4,000   Centerior Energy                         45,250
       660   Chevron Corporation                      52,222
       814   Chrysler Corporation                     30,220
       584   Cincinnati Financial Corporation         48,253
       850   Cinergy Corporation                      28,581
     1,000   CIPSCO Inc.                              37,875
     1,250   Compaq Computer Corporation*             71,406
     1,000   Computer Associates International        68,063
     1,100   Du Pont EI De Nemours                    73,631
       450   Eastman Kodak Company                    30,150
     1,000   Entergy                                  27,313
       800   Exxon Corporation                        51,400
       998   Ford Motor Corporation                   40,793
     1,100   General Electric Corporation             77,206
       800   Intel Corporation                        73,450
       600   J.P. Morgan                              69,525
     1,500   Micron Technology*                       73,031
     1,000   Microsoft*                              141,500
     1,000   National Fuel Gas                        42,500
     1,250   Nynex Corporation                        69,297
       900   PNC Bank                                 41,175
      1500   Potomac Electric Power                   33,469
       700   Procter & Gamble Company                106,487
       950   RJR Nabisco Holdings                     31,172
     3,000   S&P 500 Deposit Trust                   286,031
       600   Sears, Roebuck & Company                 37,988
     2,100   Star Banc Corporation                    98,831
       405   Texaco, Inc.                             47,005
                                                  ----------
             Total (Cost: $1,374,929)             $2,166,294




                 See accompanying notes to financial statements.




ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1997


Small/Medium Capitalization U.S. Stocks:  16.3%

     SHARES                                      MARKET VALUE
     ------                                      ------------

     2,200   Airborne Freight Corporation         $  107,937
       700   Ameron, Inc.                             39,900
     1,250   Aquarion Company                         33,594
     1,000   Arvin Industries                         34,812
     1,000   BJ's Wholesale Club*                     29,625
     1,500   Connecticut Energy                       34,219
       950   Essex County Gas                         23,988
     3,000   Fansteel, Inc.*                          26,250
     3,000   Gibson Greetings, Inc.*                  67,875
     4,000   Handleman Company*                       25,750
     1,000   Homebase Inc.*                            8,750
     1,900   Marsh Supermarkets Inc. Class B          27,550
     1,250   Nash Finch Company                       25,312
     1,300   Provident Life & Accident Class B        82,388
     4,750   S&P 400 Deposit Receipts                291,012
     1,400   Sea Containers Ltd Class A               33,075
     2,750   Sport Supply Group, Inc.*                22,172
     1,500   Standard Motor Products                  26,531
     2,250   Wynns International                      67,500
     1,200   Yellow Corporation*                      32,400
                                                  ----------
             Total (Cost: $731,126)               $1,040,640

    Foreign Stocks:      36.2%

       600   Akzo NV ADR                          $   46,725
     2,600   Alcatel Alsthom                          70,200
     2,000   Anangel-American Shipholding ADR         20,000
     2,454   BAT Industries PLC ADR                   42,638
     3,225   Brazil Fund, Inc.                        97,153
     1,200   British Gas ADR                          48,900
     1,300   British Steel ADR                        36,156
     3,000   BT Shipping LTD. ADR*                    12,750
       900   Buenos Aires Embotella ADR*               1,238
     1,050   Cadbury Schwepps PLC ADR                 40,556




                 See accompanying notes to financial statements.




ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1997

Foreign Stocks (continued):

     SHARES                                       MARKET VALUE
     ------                                       ------------

    28,000   Cifra S A De C V ADR                 $   54,006
     1,300   Compania Cervecerias Unida ADR           30,225
     1,250   CRH PLC ADR                              61,875
     8,600   Emerging Germany Fund                    92,988
     1,600   Ericsson L M Tel. Company ADR            72,400
     4,850   Europe Fund, Inc.                        86,694
     9,550   First Australia Fund, Inc.               85,353
     5,750   First Philippine Fund                    71,875
     1,700   Hong Kong Telecommunications ADR         44,519
       200   Ito Yakado LTD ADR                       45,900
     2,866   Japan Equity Fund, Inc.                  27,943
     2,400   KLM Royal Dutch Airlines ADR             85,800
     3,150   Koninklijke Ahold N V ADR                92,728
     2,600   Makita Corporation                       38,350
       300   Matsushita Electric                      62,250
       800   NEC Corp. ADR                            58,200
     3,400   Philippine Long Distance Tel. ADR       114,112
       700   Polygram N V ADR                         37,319
     1,200   Royal Dutch                              67,125
     2,500   San Miguel Corporation                   54,310
     1,900   SKF AB ADR                               52,250
       800   Sony Corp. ADR                           81,450
       900   TDK Corp. ADR                            78,300
     2,200   Tele Danmark                             61,738
       800   Telecom Corp. New Zealand ADR            32,350
       900   Telefonos De Mexico ADR                  49,950
     5,100   Templeton World China Fund               70,763
       700   Tokio Marine & Fire Insurance ADR        44,275
     1,350   United Newspapers Pub. ADR               30,712
     1,100   Vodafone Group PLC ADR                   55,550
     1,400   WPP Group PLC ADR                        57,575
                                                  ----------
             Total (Cost: $1,834,035)             $2,315,201





ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1997

Real Estate Stocks:  6.0%

     SHARES                                       MARKET VALUE
     ------                                       ------------

     1,450   American Health Properties           $   36,522
       900   Asarco                                   30,600
     1,500   Carramerica Realty Corporation           45,000
     2,800   Commercial Net Lease                     43,575
     2,000   Dynex Capital Inc.                       28,750
     1,500   First Industrial Realty                  46,406
     2,100   Health & Retirement Properties Trust     39,113
     1,500   New Plan Realty Trust                    34,219
     1,186   Omega Healthcare Investors               38,841
     1,250   Simon Debartolo Group Inc.               40,000
                                                  ----------
             Total (Cost: $319,214)               $  383,026

Mining/Precious Metals Stocks:   1.1%

      1300   Barrick Gold Resources               $   29,656
      1500   Pegasus Gold*                             7,125
       400   Phelps Dodge Corporation                 34,025
                                                  ----------
             Total (Cost: $69,370)                $   70,806
                                                  ----------

             Total Common $4,328,674)             $5,975,967

REPURCHASE AGREEMENTS:   5.8%

     FACE
     ----
   371,000   4.75% Star Bank Repurchase Agreement,
               issued July 31, 1997,
               due August 1, 1997,
               collateralized by $377,400
               GNMA Pool # 8359, 6.5%;
               due January 2                      $  371,000
                                                  ----------

TOTAL INVESTMENT AT MARKET VALUE
     (COST:$4,699,674) 99.3%                      $6,346,967
ALL OTHER ASSETS  0.7%                                41,525
                                                  ----------
NET ASSETS   100%                                 $6,388,492
                                                  ==========

* Non-dividend paying investment.

                 See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1997

COMMON STOCK:  30.0%

Real Estate Investment Trusts:  13.5%

SHARES                                           MARKET VALUE
------                                           ------------

     2,050   American Health Properties           $   51,634
     4,000   Berkshire Realty, Inc.                   44,750
     1,400   Carramerica Realty Corporation           42,000
     3,580   Commercial Net Lease                     55,714
     4,200   Dynex Capital, Inc.                      60,375
     1,700   First Industrial Realty                  52,594
     2,350   Health & Retirement Properties Trust     43,769
     1,500   Hospitality Properties Trust             47,906
     2,600   Kranzco Realty                           44,687
     1,489   Omega Healthcare Investors               48,765
     1,650   Simon Debartolo Group Inc.               52,800
                                                  ----------

             Total (Cost $472,887)                $  544,994

Closed End Mutual Funds:         16.5%

     8,700   Duff & Phelps Bond Income Fund       $  120,713
    10,900   Kleinwort Benson Australian Income Fu    98,781
    13,800   Putnam Premier Income Fund              118,162
     9,200   Templeton Emerging Markets Income Fun   122,475
    13,000   Templeton Global Government Fund        100,750
    13,000   Templeton Global Income Fund            100,750
                                                  ----------
             Total (Cost: $651,679)               $  661,631

             Total Common Stock
                    (Cost: $1,124,566)            $1,206,625

PREFERRED STOCKS:   5.6%

     2,000   Carolina Power & Light Company       $   52,875
     2,000   Consolidated Edison                      50,500
       700   Environmental Systems Company            11,200
       300   James River Corporation                   7,575
     2,000   Travelers Capital                        52,125
     2,000   Unum Corp. MIDS                          52,375
                                                  ----------
             Total Preferred Stock
                    (Cost:  $220,708)             $  226,650




                 See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1997


CORPORATE BONDS:  26.6%

     FACE                                                           MARKET VALUE
     ----                                                           ------------

     3,000   AMR Corp. 8.1%, 11/1/98                                 $    3,060
    30,000   Merrill Lynch 7.75%, 3/1/99                                 30,775
     4,000   RJR Nabisco Inc. 8.3%, 4/15/99                               4,100
    35,000   Texaco Capital Corp. 9.0%, 12/15/99                         37,242
    50,000   DuPont E I De Nemours & Company 9.15%, 4/15/00              53,847
    46,000   Household Financial 9.625%, 7/15/00                         50,185
     4,000   American Telephone & Telegraph 6.0%, 8/1/00                  3,960
     5,000   First Chicago Corp. 11.25%, 2/20/01                          5,774
     5,000   Bankamerica Corp. 8.375%, 3/15/02                            5,397
   100,000   Kentucky Power 6.65%, 5/1/03                               102,201
    10,000   General Motors Corp. 8.875%, 5/15/03                        11,176
    10,000   Consolidated Natural Gas Company 5.75%, 8/1/03               9,726
    50,000   New York Telephone Company 5.625%, 11/1/03                  48,127
    50,000   American Telephone & Telegraph Company 6.75%, 4/1/04        51,009
    50,000   Nationsbank Corp. 7.75%, 8/15/04                            53,390
    10,000   Southwestern Bell 5.75%, 9/1/04                              9,563
    50,000   Pacific Bell Telephone Company 6.25%, 3/1/05                49,396
    50,000   U.S. West Communications 6.125%, 11/15/05                   48,933
   150,000   Loews Corp. 6.75%, 12/15/06                                150,006
    30,000   Chemical Banking Corp. 7.5%, 5/15/10                        30,774
    40,000   GE Capital Corp Step-Up 7.0%, 10/18/10                      39,996
    50,000   Coca-Cola Enterprises 7.0%, 12/01/10                        49,472
    50,000   Citicorp 7.0%, 12/15/10                                     49,742
    50,000   J.P. Morgan 6.610%, 12/15/10                                49,255
    50,000   GE Capital Corp. Step-Up 7.0%, 3/18/11                      49,999
    10,000   Caterpillar Inc. Del. 9.375%, 8/15/11                       12,508
    50,000   Aetna Life & Cas Company 6.75%, 9/15/13                     49,596
    10,000   International Business Machines 8.375%, 11/1/19             11,500
                                                                     ----------
             Total Corporate Bonds (Cost $1,045,326)                  $1,070,709



                 See accompanying notes to financial statements.







ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1997


U.S. GOVERNMENT OBLIGATIONS:  29.8%

    FACE                                                            MARKET VALUE
    ----                                                            ------------

    50,000   Tennessee Valley Authority 6.875%, 1/15/02              $   50,772
    50,000   FNMA 6.320%, 7/28/03                                        49,490
    20,000   FNMA 6.420%, 2/25/04                                        19,798
 1,000,000   U.S. Treasury Note 6.5%, 10/15/06                        1,030,313
    50,000   Federal Home Loan Bank 7.5%, 11/15/10                       50,071
                                                                     ----------
             Total U.S. Government Obligations (Cost: $1,168,938)    $1,200,444

MORTGAGE BACKED OBLIGATIONS:  4.2%

     3,737   Paine Webber CMO Trust Series 1988-I, 8.6%, 4/1/18      $    3,916
     2,641   Collaterized Mortgage Securities 1991-3I, 8.55%, 8/20/20     2,664
    12,000   FHLMC REMIC 1991 Trust 1177 Class I, 6.95%, 1/15/21         12,138
    15,000   FNMA REMIC Series 93-1601, 6.5%, 7/25/22                    14,351
    12,000   FNMA REMIC 1992 Trust G-53 Class J, 7.0%, 9/25/22           11,942
    18,000   FHLMC 1993 Trust 1462 Class D, 7.5%, 11/15/22               17,800
    12,000   FNMA 1993 Trust 122 Class L, 6.5%, 1/25/23                  11,426
    20,000   FNMA REMIC 1993 Trust G 10 Class J, 5.0%, 3/25/23           16,487
    20,000   FHLMC REMIC 1993 Trust 1497 Class Q, 7.0%, 4/15/23          19,173
    20,000   FHLMC REMIC 1993 Trust 1602 Class BB 6.1%, 4/15/23          19,048
    12,000   FHLMC REMIC 1993 Trust 1503 Class H, 7.0%, 5/15/23          11,493
    12,000   FNMA REMIC 1993 Trust 50 Class L, 7.0%, 5/25/23             11,913
     4,000   FHLMC REMIC 1993 Trust G13 Class D, 6.75%, 6/25/23           3,902
    12,000   Ray Ellison Mac Series 92-H Class I, 7.1%, 12/31/23         11,674
                                                                     ----------
              Total Mortgage Backed (Cost:  $176,393)                $  167,927

TOTAL INVESTMENT AT MARKET VALUE (COST:  $3,735,931) 96.2%           $3,872,355
ALL OTHER ASSETS LESS LIABILITIES   3.8%                                152,617
                                                                    -----------
NET ASSETS   100%                                                   $ 4,024,972
                                                                    ===========



                 See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 1997 AND 1996


                                                                                                    Fixed
                                                                        STOCK FUND                 INCOME FUND
                                                                   1997          1996         1997          1996
FROM OPERATIONS:

Net investment income                                        $      71,281    $59,413        $182,430      $ 105,198
Net realized gains (losses) from
   security transactions                                            52,396       25,122         (752)
Net realized gains from covered call option transactions
Net change in net unrealized appreciation
   (depreciation) on investments                                 1,331,388      108,455      192,392         (1,075)
                                                                ----------  -----------  -----------      ---------

Net increase in net assets from operations                       1,455,065      192,990      374,070        104,123

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                                          78,102       53,510      177,516        100,346
       From capital gains                                           29,457       75,004                      16,114
                                                                ----------- ------------ ------------     ----------

Decrease in net assets from distributions
   to shareholders                                                 107,559      128,514      177,516        116,460

FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                                        2,550,587    1,347,445    2,143,361      1,041,702
Net asset value of shares issued in reinvestment
   of distributions to shareholders                                107,560      128,415      159,244         86,046
Payment for shares redeemed                                     (1,259,653)    (447,334)    (793,410)      (273,154)
                                                                ----------  -----------  -----------     ----------

Net increase from fund share transactions                        1,398,494    1,028,526    1,509,195        854,594
                                                                ----------   ----------   ----------     ----------

NET INCREASE IN NET ASSETS:                                      2,746,000    1,093,002    1,705,749        842,257

NET ASSETS:
Beginning of period                                              3,642,492    2,549,490    2,319,223      1,476,966
                                                                ----------   ----------   ----------     ----------
End of period                                                  $ 6,388,492  $ 3,642,492  $ 4,024,972    $ 2,319,223
                                                                ==========   ==========   ==========     ==========

Accumulated undistributed net investment income             $        1,320  $     8,141  $    17,771    $    12,857
                                                             ============= ============= ============   ============




                 See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING  THROUGHOUT THE YEARS ENDED JULY 31, 1997, 1996 AND 1995
AND THE PERIOD FROM INCEPTION (AUGUST 25, 1993) THROUGH JULY 31, 1994



                                                                                  STOCK FUND
                                                            -----------------------------------------------------
                                                                1997          1996           1995          1994
                                                                ----          ----           ----          ----


Net asset value beginning of period                        $    18.28     $     17.87     $   15.79     $   14.46
Income from investment operations:
    Net investment income                                         .32             .34           .24           .19
    Net realized and unrealized gains on securities              6.06             .81          2.11          1.24
                                                           -----------     -----------     ---------     ---------
Total from investment operations                                 6.38            1.15          2.35          1.43

Less distributions:
    Dividends from net investment income                         (.35)           (.31)         (.27)         (.10)
    Dividends from capital gains                                 (.13)           (.43)


Total distributions                                              (.48)           (.74)         (.27)         (.10)
                                                          -----------     -----------     ---------     ---------

Net asset value, end of period                            $     24.18     $     18.28     $   17.87     $   15.79
                                                          ===========     ===========     =========     =========

Total return                                                    35.47%           6.84%        15.01%        10.70%*
                                                          ===========     ===========     =========     =========

Ratios/Supplemental Data:
Net assets, end of period (thousands)                     $     6,388     $     3,642     $   2,549     $   2,068
Ratio of expenses to average net assets                          2.00%           2.00%         2.00%         2.00%
Ratio of net investment income to average net assets             1.54%           1.89%         1.45%         1.18%
Portfolio turnover rate                                          5.11%           6.19%        32.02%         4.52%
Average commission rate paid                              $     0.0635    $     0.0862          --            --




                                                                                    FIXED
                                                                                 INCOME FUND
                                                            -----------------------------------------------------
                                                                 1997           1996          1995         1994
                                                                 ----           ----          ----         ----


Net asset value beginning of period                        $    13.62     $     13.57     $   13.38     $   14.74
Income from investment operations:
    Net investment income                                         .79             .78           .80           .77
    Net realized and unrealized gains on securities               .78             .01           .18         (1.63)
                                                            -----------     -----------     ---------     ---------
Total from investment operations                                 1.57             .79           .98          (.86)

Less distributions:
    Dividends from net investment income                         (.76)           (.74)         (.79)         (.50)
    Dividends from capital gains

                                                            -----------     -----------     ---------     ---------

Total distributions                                              (.76)           (.74)         (.79)         (.50)
                                                            -----------     -----------     ---------     ---------

Net asset value, end of period                            $       14.43           13.62    $    13.57    $   13.38
                                                            ===========     ===========     =========     =========

Total return                                                    12.05%           5.84%         7.61%        (6.20%)*
                                                            ===========     ===========     =========     =========

Ratios/Supplemental Data:
Net assets, end of period (thousands)                     $      4,025      $     2,319     $  1,477     $   1,079
Ratio of expenses to average net assets                          1.50%            1.50%         1.50%        1.50%
Ratio of net investment income to average net assets             5.63%            5.65%         6.03%        5.57%
Portfolio turnover rate                                          0.97%           22.34%        18.01%       22.67%
Average commission rate paid                              $     0.0550       $   0.0818          --            --




*Annualized

                 See accompanying notes to financial statements.

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)   SIGNIFICANT ACCOUNTING POLICIES
      -------------------------------

Analysts Investment Trust (AIT) is registered under the Investment Advisor Act of 1940, as amended, as a no-load, diversified, open end management investment company. AIT was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (ASF) and the Analysts Fixed Income Fund (AFI) (The Funds). The following is a summary of the significant accounting policies of AIT:

SECURITIES VALUATION: Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last sale price as of the close of business on the day the securities are being valued. Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (The Advisor) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Trust's Board of Trustees. Fixed income securities (including mortgage related and asset backed and receivable backed securities) may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Trust's Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Repurchase agreements are valued at cost which approximates market. It is the policy of the Funds that their custodian take possession of the underlying collateral securities. Collateral is marked to market daily to ensure that the market value of the underlying assets equals or exceeds the value of the seller's repurchase obligation. In the event of a bankruptcy or another default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses. The loss would equal the amount by which the carrying value of the repurchase agreement(s) exceeded the proceeds received in liquidation of the underlying collateral securities. To minimize the possibility of loss, the Funds enter into repurchase agreements only with institutions deemed to be creditworthy by the Advisor, including banks that serve as custodian for the Funds, banks having assets in excess of $1 billion of primary government securities dealers.

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
      -------------------------------------------

OPTIONS ACCOUNTING PRINCIPLES: When a put or call option is written, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written at which time an unrealized gain or loss is recognized. The current market value of a traded option contract is the last sale price or, in the absence of a last sale price, the mean between the last bid and ask price, or in the absence of either of these two prices, fair value as determined in good faith by the Board of Trustees. When a written option contract expires or is terminated (closing purchase transaction), a realized gain (or realized loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) is recorded without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised by the holder, a gain or loss from the underlying security is realized and the proceeds from such a sale are increased by the premium originally received. When a put or call option is written, the Fund must maintain a margin account with its custodian or the broker with a maintenance margin determined on a daily basis as the value of the underlying security, commodity or currency fluctuates.

SHARE VALUATION: The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of shares outstanding.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS: Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly. Net realized capital gains, if any, are distributed to shareholders at least once per year.

SECURITY TRANSACTIONS: Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed. Securities sold are valued on a specific identification basis.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires the Advisor to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Advisor believes that the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
      -------------------------------------------

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made. In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

(2)   INVESTMENT TRANSACTIONS
      -----------------------

Investment transactions are as follows for the year ended July 31, 1997:

                                                ANALYSTS STOCK FUND             ANALYSTS FIXED INCOME FUND
                                                -------------------             --------------------------

Purchase of investment securities                   $ 1,832,601                      $ 1,866,543
Proceeds from sales and maturities
    of investment securities                            222,090                           29,258

The table above includes U.S. Government Securities purchased by AFI amounting to $998,594. There were no sales of U.S. Government Securities by AFI. There were no purchases or sales of U.S. Government Securities by the ASF during the year.

(3)   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
      ------------------------------------------------

The President and Treasurer, and the Vice President and Secretary of the Trust are shareholders and employees of the Advisor, registered investment advisor to the Trust. In addition, each of these individuals are shareholders of the Funds. AIT's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, the Advisor pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. As compensation for investment advisory services and agreement to pay the above Fund expenses, each Fund pays the Advisor a fee computed and accrued daily and paid monthly. The fee for ASF is computed at an annual average rate of 2% of average daily net assets of ASF up to and including $20 million, 1.75% of such assets from $20 million up to and including $40 million, 1.5% of such assets from $40 million up to and including $100 million, and .75% of such assets above $100 million. The fee for AFI is computed at an annual rate of 1.5% of average daily net assets of AFI up to and including $20 million, 1.25% of such assets from $20 million up to and including $40 million, 1% of such assets from $40 million up to and including $100 million and .75% of such assets above $100 million.

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(4)   FUND SHARE TRANSACTIONS
     -----------------------

Proceeds and payments on shares of the Funds as shown in the Statement of Changes in Net Assets are the result of the following share transactions:


                                                ANALYSTS STOCK FUND             ANALYSTS FIXED INCOME FUND
                                                -------------------             --------------------------

Shares sold                                           119,907                            153,372
Shares issued in reinvestment of
    distributions                                       5,239                             11,459
                                                    ----------                          ---------
Totals                                                125,146                            164,831
Less shares redeemed                                   60,257                             56,294
                                                    ----------                          ---------
Net increase in shares outstanding                     64,889                            108,537
Shares at beginning of year                           199,273                            170,327
                                                    ----------                           --------
Shares at end of year                                 264,162                            278,864
                                                    ==========                           ========

(5)   FINANCIAL INSTRUMENT DISCLOSURE
      -------------------------------

There are no reportable Financial Instruments which have any off-balance sheet risk in either of the Funds as of July 31, 1997.

(6)   SECURITY TRANSACTIONS
      ---------------------

For Federal income tax purposes, the cost of investments owned at July 31, 1997 was the same as identified cost. At July 31, 1997, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:



                                                APPRECIATION            DEPRECIATION            NET
                                                ------------            ------------            ---

Stock Fund                                       $ 1,766,384            $ (119,091)         $ 1,647,293
Fixed Income Fund                                    162,314               (25,890)             136,424



                             TRUSTEES AND OFFICERS

David Lee Manzler Jr.                             President, Treasurer & Trustee

David L. Manzler Sr.                         Vice President, Secretary & Trustee

Walter E. Bowles, III                                                    Trustee

Robert W. Buechner                                                       Trustee

David J. Orth                                                            Trustee

Anthony J. Schement                                                      Trustee


--------------------------------------------------------------------------------


INVESTMENT ADVISOR
Equity Analysts Inc.
9200 Montgomery Road
Suite 13A
Cincinnati, OH  45242

CUSTODIAN
Star Bank, N.A.
425 Walnut Street
Cincinnati, OH  45202

AUDITORS
Berge & Company
20 West 9th Street
Cincinnati, OH  45202


--------------------------------------------------------------------------------

Equity Analysts Inc.
Registered Investment Advisors

9200 Montgomery Road
Suite 13A
Cincinnati, OH  45242
513-984-3377
513-984-2411